Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 15 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

a.	Other receivables and prepaid expenses:

	December 31
	2025	2024
	in USD thousands

Value Added Tax authorities	54	23
Prepaid expenses	48	58
Accrued revenue	78	-
Other	74	12
	254	93

The carrying amounts of receivables approximate their fair value, as the effect of discounting is not material

b.	Accounts payable and accruals:

1)	Trade:

	December 31
	2025	2024
	in USD thousands
Accounts payable:
In Sweden	58	65
Overseas	72	5
	130	70

2)	Other:

Payroll and related expenses	546	419
Accrued expenses	458	380
Other	177	170
	1,181	969

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

c.	Information about geographical areas of non current assets

December 31, 2025

	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	45	884	-	929
Right-of-use assets, net	111	26	-	137
Investments in a joint venture accounted for using the equity method	534	-	-	534
Total	690	910	-	1,600

December 31, 2024

	Israel	USA	Mexico	Total
	in USD thousands

Property and equipment, net	49	440	72	561
Right-of-use assets, net	195	-	-	195
Investments in a joint venture accounted for using the equity method	481	-	-	481
Total	725	440	72	1,237

d.	Revenues

	Year ended December 31
	2025	2024	2023
	in USD thousands

Feasibility studies	38	-	306
Wave energy projects	-	168	-
	38	168	306

2025 - Revenues of $38 from services the Group provided in connection with a feasibility study in Africa.

2024 - Revenues of $168 were recognized from a wave energy project agreement in Taiwan. Pursuant to the agreement, the customer will locally manufacture the floaters based on the Company’s proprietary design and purchase a 100KW conversion unit from the Company.

2023 - Revenues of $306 from services the Group provided in connection with four feasibility studies in United States, Israel, Morocco, and Greece.

e.	Research and development expenses:

	Year ended December 31
	2025	2024	2023
	in USD thousands

Payroll and related expenses	577	576	514
Depreciation	100	80	95
Other	251	21	65
	928	677	674
Less – grants received	(195)	(141)	(155)
	733	536	519

*	See note 7.

Additional disclosure

Grants were received from Innovate UK as part of the Energy Catalyst Round 10: Islanded Wave Powered Microgrid Pilot for Remote Islands in Thailand, and from the European Commission under the Horizon 2020 Framework Program.

f.	Selling and marketing expenses:

	Year ended December 31
	2025	2024	2023
	in USD thousands

Payroll and related expenses	168	124	157
Overseas travels	113	92	165
Other	128	85	53
	409	301	375

g.	General and administrative expenses:

	Year ended December 31
	2025	2024	2023
	in USD thousands

Payroll and related expenses	899	737	705
Professional services	509	463	509
Depreciation	154	102	75
Other	516	471	475
	2,078	1,773	1,764

h.	Other income, Net:

	Year ended December 31
	2025	2024	2023
	in USD thousands

Services in connection with demonstrating a wave energy project development and implementation in the United States and in India	128	164	-
Management fees from a joint venture and awards received	18	61	17
Realization of foreign currency translation reserve on foreign subsidiaries disposed off in 2025	15	-	-
	161	225	17

i.	Financial income and expenses:

	Year ended December 31
	2025	2024	2023
	in USD thousands

Financial income
Foreign currencies exchange gain, net	-	-	197
Interest on short term deposits	271	434	405
Financial income	271	434	602
Financial expenses
Bank commissions	(12)	(10)	(10)
Foreign currencies exchange loss, net	(797)	(143)	-
Interest on loans and lease liability	(54)	(51)	(45)
Financial expenses	(863)	(204)	(55)
Financial (expenses) income, net	(592)	230	547